Exhibit 99.15

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2021-J2
Start - End Dates:	10/2020 - 02/2021
Deal Loan Count:	7
Report Run Date:	3/19/2021 10:35 AM

Conditions Report 2.0

Loans in Report:	7
Loans with Conditions:	7

0 - Total Active Conditions

16 - Total Satisfied Conditions

1 - Credit Review Scope
1 - Category: Legal Documents
8 - Property Valuations Review Scope
7 - Category: Appraisal
1 - Category: FEMA
7 - Compliance Review Scope
7 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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